SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.7%
	United States Treasury Bill,
	5.243% due 3/28/2024	$5,000,000	$ 4,937,928
	5.276% due 2/15/2024	6,000,000	5,961,566
	5.336% due 4/16/2024	4,075,000	4,013,097
	5.372% due 4/30/2024	2,800,000	2,751,802
	5.378% due 2/13/2024	2,800,000	2,782,378
	United States Treasury Notes,
	1.75% due 6/30/2024	3,000,000	2,949,258
	2.00% due 5/31/2024	2,750,000	2,713,154
	2.125% due 7/31/2024	3,000,000	2,948,320
	2.25% due 1/31/2024 - 4/30/2024	5,980,000	5,944,205
	4.25% due 5/31/2025	3,000,000	2,988,867
	5.00% due 8/31/2025	2,000,000	2,018,672
	United States Treasury Notes Inflationary Index, 0.625% due 1/15/2024	1,911,999	1,906,639
	Total U.S. Treasury Securities (Cost $41,866,305)		41,915,886
	U.S. Government Agencies — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.006% (TSFR3M + 0.61%) due 4/15/2025	15,000	14,532
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	2,924	2,912
	Series 2009-20E Class 1, 4.43% due 5/1/2029	13,186	13,012
	Total U.S. Government Agencies (Cost $31,192)		30,456
	Mortgage Backed — 1.4%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	19,378	18,345
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	18,239	16,787
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	6,306	6,187
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	241,946	199,692
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 9.191% (TSFR1M + 3.83%) due 8/15/2026	300,000	263,426
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 1.208% due 5/25/2065	82,397	74,070
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	26,169	25,868
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	10,952	9,755
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	220,202	203,566
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	138,808	126,818
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	750,000	717,496
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	59,716	57,902
[a,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	519,409	492,538
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 6.97% (TSFR1M + 1.61%) due 6/25/2057	13,530	13,434
[a,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.654% due 5/25/2060	250,479	244,325
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	26,973	24,770
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	18,881	17,121
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	71,452	65,590
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	486,970	469,263
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	1,752	1,738
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	20,361	19,724
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	721,008	704,669
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	233,056	227,008
	Total Mortgage Backed (Cost $4,178,485)		4,000,092
	Asset Backed Securities — 28.1%
	Auto Receivables — 15.0%
	ACC Auto Trust,
[c]	Series 2021-A Class C, 3.79% due 4/15/2027	1,000,000	988,512
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	117,887	117,180

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	ACM Auto Trust,
[c]	Series 2023-1A Class A, 6.61% due 1/22/2030	$ 240,246	$ 240,082
[c]	Series 2023-2A Class A, 7.97% due 6/20/2030	580,654	582,607
	American Credit Acceptance Receivables Trust,
[c]	Series 2021-4 Class C, 1.32% due 2/14/2028	1,260,549	1,247,987
[c]	Series 2023-1 Class A, 5.45% due 9/14/2026	483,252	482,688
	AmeriCredit Automobile Receivables Trust, Series 2021-1 Class B, 0.68% due 10/19/2026	740,280	729,902
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	259,667	255,414
[c]	Series 2022-1A Class A, 3.93% due 5/15/2028	827,413	810,985
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	223,166	222,443
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	633,486	631,432
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	1,012,773	1,019,041
	Capital One Prime Auto Receivables Trust, Series 2022-1 Class A2, 2.71% due 6/16/2025	149,221	148,694
	CarMax Auto Owner Trust,
	Series 2020-4 Class A3, 0.50% due 8/15/2025	378,621	374,643
	Series 2021-1 Class A3, 0.34% due 12/15/2025	391,151	384,147
	Series 2021-3 Class A3, 0.55% due 6/15/2026	1,309,948	1,267,284
	Carvana Auto Receivables Trust,
[c]	Series 2019-1A Class E, 5.64% due 1/15/2026	230,788	230,740
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	61,209	61,011
	Series 2021-N4 Class A1, 0.83% due 9/11/2028	121,355	120,066
[c]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	321,940	317,403
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	482,145	483,428
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	617,857	620,640
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	688,928	692,614
[c]	CPS Auto Receivables Trust, Series 2023-A Class A, 5.54% due 3/16/2026	798,541	796,951
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	9,829	9,799
	Drive Auto Receivables Trust, Series 2021-3 Class B, 1.11% due 5/15/2026	32,064	32,007
	DT Auto Owner Trust,
[c]	Series 2021-2A Class C, 1.10% due 2/16/2027	1,351,665	1,331,746
[c]	Series 2022-2A Class A, 2.88% due 6/15/2026	211,103	210,509
[c]	Series 2022-3A Class A, 6.05% due 10/15/2026	490,200	490,413
	Enterprise Fleet Financing LLC,
[c]	Series 2021-3 Class A2, 0.77% due 8/20/2027	923,624	901,465
[c]	Series 2022-2 Class A2, 4.65% due 5/21/2029	1,139,871	1,131,600
	Exeter Automobile Receivables Trust,
[c]	Series 2019-3A Class D, 3.11% due 8/15/2025	249,913	248,323
[c]	Series 2019-4A Class D, 2.58% due 9/15/2025	378,892	375,062
	Series 2021-1A Class C, 0.74% due 1/15/2026	16,040	16,010
	Series 2021-1A Class D, 1.08% due 11/16/2026	1,500,000	1,450,727
	Series 2021-3A Class C, 0.96% due 10/15/2026	767,684	751,717
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	23,808	23,022
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	48,698	46,988
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	807,764	801,713
[c]	First Investors Auto Owner Trust, Series 2021-2A Class A, 0.48% due 3/15/2027	671,910	658,939
	Flagship Credit Auto Trust,
[c]	Series 2019-2 Class D, 3.53% due 5/15/2025	1,558,689	1,546,189
[c]	Series 2019-4 Class D, 3.12% due 1/15/2026	495,888	488,581
[c]	Series 2022-1 Class A, 1.79% due 10/15/2026	618,861	608,202
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class C, 3.06% due 8/15/2025	176,518	175,719
[c]	Series 2020-1A Class C, 2.72% due 11/17/2025	276,380	275,121
[c]	Series 2021-2A Class C, 1.08% due 6/15/2026	428,645	422,649
[c]	Series 2022-2A Class A2, 3.55% due 1/15/2026	145,700	145,249
	Honda Auto Receivables Owner Trust, Series 2020-3 Class A3, 0.37% due 10/18/2024	15,177	15,142
	Hyundai Auto Receivables Trust, Series 2020-A Class A4, 1.72% due 6/15/2026	1,358,211	1,348,465
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	114,963	111,155
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	535,706	522,271
[c]	Series 2023-3A Class A1, 6.03% due 10/15/2024	693,752	693,821

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	$1,042,650	$ 1,041,176
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	685,949	690,140
	Octane Receivables Trust,
[c]	Series 2022-1A Class A2, 4.18% due 3/20/2028	1,936,665	1,914,414
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	399,344	396,530
[c]	OneMain Direct Auto Receivables Trust, Series 2021-1A Class A, 0.87% due 7/14/2028	916,390	881,528
[b,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A2, 1.60% due 3/10/2025	182,709	182,474
[b,c]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	1,320,000	1,321,969
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	1,283,584	1,291,542
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,500,000	1,510,624
	Santander Drive Auto Receivables Trust,
	Series 2020-4 Class D, 1.48% due 1/15/2027	542,002	529,628
	Series 2021-2 Class C, 0.90% due 6/15/2026	550,946	548,776
	Series 2021-3 Class C, 0.95% due 9/15/2027	1,161,779	1,150,943
	Series 2022-3 Class A3, 3.40% due 12/15/2026	388,507	385,702
[c]	Veros Auto Receivables Trust, Series 2022-1 Class A, 3.47% due 12/15/2025	781,729	776,627
[c]	Westlake Automobile Receivables Trust, Series 2021-2A Class C, 0.89% due 7/15/2026	2,000,000	1,961,746
	World Omni Auto Receivables Trust,
	Series 2020-B Class A3, 0.63% due 5/15/2025	64,852	64,739
	Series 2020-C Class A3, 0.48% due 11/17/2025	488,556	483,027
			42,790,083
	Credit Card — 0.9%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	1,500,000	1,439,729
[c]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	700,000	700,508
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	500,000	505,206
			2,645,443
	Other Asset Backed — 10.8%
[c]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	256,387	249,910
[c]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	1,500,000	1,508,246
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	112,436	112,162
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	730,573	671,138
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A1, 5.864% due 11/15/2024	1,919,661	1,919,152
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	10,142	10,048
[c]	BHG Securitization Trust, Series 2021-B Class A, 0.90% due 10/17/2034	54,086	52,496
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	32,914	31,942
[c]	CCG Receivables Trust, Series 2022-1 Class A2, 3.91% due 7/16/2029	479,018	473,152
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	874,573	826,435
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	1,012,139	1,015,447
[c]	Dell Equipment Finance Trust, Series 2021-2 Class A3, 0.53% due 12/22/2026	416,474	413,128
	Dext ABS LLC,
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	761,875	744,023
[c]	Series 2023-2 Class A2, 6.56% due 5/15/2034	715,000	721,111
	Foundation Finance Trust,
[c]	Series 2017-1A Class B, 4.14% due 7/15/2033	107,148	106,469
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	257,296	254,089
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	182,718	177,492
[a,c]	Gracie Point International Funding, Series 2023-2A Class A, 7.596% (SOFR90A + 2.25%) due 3/1/2027	1,000,000	999,916
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 6.496% (TSFR1M + 1.13%) due 7/15/2039	100,000	99,065
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	34,937	33,377
[c]	Kubota Credit Owner Trust, Series 2021-1A Class A3, 0.62% due 8/15/2025	329,919	323,371
[c]	Lendingpoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	60,132	59,701
[c]	LendingPoint Asset Securitization Trust, Series 2022-C Class A, 6.56% due 2/15/2030	317,418	317,384
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	138,501	134,756
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	131,710	127,688
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	177,078	173,152
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	77,688	76,840
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	14,030	13,947
[c]	Mariner Finance Issuance Trust, Series 2019-AA Class B, 3.51% due 7/20/2032	119,953	119,715

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Marlette Funding Trust,
[c]	Series 2019-4A Class C, 3.76% due 12/17/2029	$ 163,317	$ 162,524
[c]	Series 2021-2A Class B, 1.06% due 9/15/2031	17,415	17,381
[c]	Series 2021-3A Class B, 1.30% due 12/15/2031	654,422	645,679
[c]	Series 2022-1A Class B, 2.34% due 4/15/2032	684,018	674,578
[c]	Series 2022-3A Class A, 5.18% due 11/15/2032	119,191	118,823
[c]	Series 2023-2A Class A, 6.04% due 6/15/2033	661,167	660,311
[c]	MMAF Equipment Finance LLC, Series 2020-BA Class A3, 0.49% due 8/14/2025	87,128	85,190
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero coupon due 6/22/2043	104,904	96,091
[c]	NMEF Funding LLC, Series 2022-A Class A2, 2.58% due 10/16/2028	845,845	833,655
[c]	Oportun Funding LLC, Series 2022-1 Class A, 3.25% due 6/15/2029	41,011	40,925
[c]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	764,394	736,549
[c]	Oportun Issuance Trust, Series 2021-B Class A, 1.47% due 5/8/2031	830,000	775,675
	Pagaya AI Debt Selection Trust,
[c]	Series 2021-1 Class B, 2.13% due 11/15/2027	201,724	200,456
[c]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	624,603	606,296
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	380,380	374,576
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	293,381	294,586
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class A2, 1.10% due 7/15/2027	1,494,267	1,459,350
[c]	PFS Financing Corp., Series 2020-G Class A, 0.97% due 2/15/2026	1,250,000	1,242,617
[c]	Post Road Equipment Finance, Series 2022-1A Class A1, 3.76% due 8/16/2027	38,690	38,540
[c]	Prosper Marketplace Issuance Trust, Series 2023-1A Class A, 7.06% due 7/16/2029	1,185,547	1,190,857
	PSNH Funding LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	4,548	4,538
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	1,114,701	1,119,695
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	1,500,000	1,415,477
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	548,000	538,822
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	1,571,691	1,462,150
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	271,036	251,820
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	660,000	610,690
[c]	Theorem Funding Trust, Series 2022-3A Class A, 7.60% due 4/15/2029	472,967	476,268
	Upstart Pass-Through Trust,
[c]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	18,098	17,920
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	33,076	32,549
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	13,382	13,077
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	542,928	533,056
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	243,688	233,248
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	174,380	171,789
	Upstart Securitization Trust,
[c]	Series 2020-2 Class A, 2.309% due 11/20/2030	133,088	131,723
[c]	Series 2020-3 Class C, 6.25% due 11/20/2030	651,276	645,726
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	30,516	30,430
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	143,240	143,162
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	393,446	394,745
[c]	Verdant Receivables LLC, Series 2023-1A Class A1, 5.822% due 8/12/2024	640,178	640,166
			30,887,062
	Student Loan — 1.4%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-B Class BFX, 3.02% due 8/25/2042	944,400	848,068
[c]	Series 2017-C Class A2B, 2.81% due 11/25/2042	154,097	153,300
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	232,919	228,873
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 5.78% (TSFR1M + 0.42%) due 5/25/2032	227,348	218,420
	Navient Private Education Loan Trust,
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	62,802	62,620
[a,c]	Series 2017-A Class A2B, 6.376% (TSFR1M + 1.01%) due 12/16/2058	2,221	2,219
[a,c]	Series 2018-BA Class A2B, 6.196% (TSFR1M + 0.83%) due 12/15/2059	39,400	39,034
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	269,843	267,490
[a,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 6.456% (TSFR1M + 1.09%) due 12/15/2059	274,546	271,517
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 6.252% (SOFR30A + 0.91%) due 12/26/2033	62,021	61,161
[a,c]	Series 2015-3A Class A2, 6.052% (SOFR30A + 0.71%) due 2/27/2051	20,955	20,798
[a,c]	Series 2021-DA Class AFL, 6.162% (TSFR1M + 0.80%) due 4/20/2062	131,942	129,660
[a,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 6.002% (SOFR30A + 0.66%) due 5/25/2057	10,638	10,448

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 6.72% (TSFR1M + 1.36%) due 7/25/2051	$ 63,219	$ 62,759
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 6.002% (SOFR30A + 0.66%) due 6/25/2027	20,868	20,569
[a]	Series 2013-6 Class A3, 6.102% (SOFR30A + 0.76%) due 6/26/2028	131,594	129,240
	SMB Private Education Loan Trust,
[a,c]	Series 2016-A Class A2B, 6.976% (TSFR1M + 1.61%) due 5/15/2031	126,172	126,176
[a,c]	Series 2016-B Class A2B, 6.926% (TSFR1M + 1.56%) due 2/17/2032	165,160	165,118
[a,c]	Series 2017-A Class A2B, 6.376% (TSFR1M + 1.01%) due 9/15/2034	160,841	160,019
[a,c]	Series 2017-B Class A2B, 6.226% (TSFR1M + 0.86%) due 10/15/2035	344,991	341,446
[a,c]	Series 2018-B Class A2B, 6.196% (TSFR1M + 0.83%) due 1/15/2037	456,602	450,467
[a,c]	Series 2018-C Class A2B, 6.226% (TSFR1M + 0.86%) due 11/15/2035	112,129	110,643
	Towd Point Asset Trust,
[a,c]	Series 2018-SL1 Class A, 6.07% (TSFR1M + 0.71%) due 1/25/2046	22,034	22,017
[a,c]	Series 2021-SL1 Class A2, 6.172% (TSFR1M + 0.81%) due 11/20/2061	118,879	117,872
			4,019,934
	Total Asset Backed Securities (Cost $80,225,039)		80,342,522
	Corporate Bonds — 47.3%
	Automobiles & Components — 1.0%
	Automobiles — 1.0%
	Hyundai Capital America,
[c]	0.80% due 1/8/2024	1,259,000	1,258,131
[c]	5.80% due 6/26/2025	500,000	502,890
[c]	Mercedes-Benz Finance North America LLC, 5.50% due 11/27/2024	1,000,000	1,001,210
			2,762,231
	Banks — 1.0%
	Banks — 1.0%
	HSBC USA, Inc., 3.75% due 5/24/2024	750,000	744,337
[c]	National Securities Clearing Corp., 5.15% due 5/30/2025	2,000,000	2,010,000
			2,754,337
	Capital Goods — 2.5%
	Aerospace & Defense — 1.9%
	Boeing Co., 1.95% due 2/1/2024	1,500,000	1,495,080
[c]	L3Harris Technologies, Inc., due 8/23/2024	2,000,000	1,922,972
	Teledyne Technologies, Inc., 0.95% due 4/1/2024	2,000,000	1,976,640
	Industrial Conglomerates — 0.3%
	Lennox International, Inc., 1.35% due 8/1/2025	1,000,000	941,310
	Machinery — 0.3%
[a]	Caterpillar Financial Services Corp., 5.647% (SOFR + 0.25%) due 5/17/2024	950,000	949,554
			7,285,556
	Commercial & Professional Services — 2.6%
	Automobiles — 0.6%
[a,c]	Daimler Truck Finance North America LLC, 6.361% (SOFR + 1.00%) due 4/5/2024	1,545,000	1,546,128
	Commercial Services & Supplies — 2.0%
	Avery Dennison Corp., 0.85% due 8/15/2024	2,557,000	2,481,083
	Equifax, Inc., 2.60% due 12/1/2024	1,400,000	1,362,858
	Quanta Services, Inc., 0.95% due 10/1/2024	2,050,000	1,975,585
			7,365,654
	Consumer Discretionary Distribution & Retail — 0.7%
	Broadline Retail — 0.5%
	Dollar General Corp., 4.25% due 9/20/2024	1,400,000	1,384,390
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc., 5.90% due 3/9/2026	750,000	747,218
			2,131,608
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
[a]	Starbucks Corp., 5.819% (SOFRINDX + 0.42%) due 2/14/2024	949,000	949,047
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	1,500,000	1,501,155

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
			2,450,202
	Consumer Staples Distribution & Retail — 0.9%
	Consumer Staples Distribution & Retail — 0.9%
[c]	7-Eleven, Inc., 0.80% due 2/10/2024	$2,513,000	$ 2,499,103
			2,499,103
	Energy — 2.0%
	Gas Utilities — 0.3%
	Eastern Energy Gas Holdings LLC, 3.60% due 12/15/2024	1,000,000	982,930
	Oil, Gas & Consumable Fuels — 1.7%
	Energy Transfer LP, 4.90% due 2/1/2024	780,000	778,588
[c]	Florida Gas Transmission Co. LLC, 4.35% due 7/15/2025	629,000	618,364
	PDC Energy, Inc., 5.75% due 5/15/2026	1,250,000	1,247,750
	Spectra Energy Partners LP, 4.75% due 3/15/2024	1,500,000	1,496,295
	Williams Cos., Inc., 4.30% due 3/4/2024	750,000	747,885
			5,871,812
	Equity Real Estate Investment Trusts (REITs) — 1.1%
	Diversified REITs — 1.1%
	American Tower Corp., 2.40% due 3/15/2025	1,000,000	967,270
	Crown Castle, Inc., 1.35% due 7/15/2025	1,218,000	1,150,096
[c]	SBA Tower Trust, 2.836% due 1/15/2050	1,000,000	965,669
			3,083,035
	Financial Services — 3.3%
	Capital Markets — 1.1%
	Ares Capital Corp., 4.20% due 6/10/2024	1,250,000	1,238,100
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	2,000,000	1,957,480
	Consumer Finance — 0.2%
	PNC Financial Services Group, Inc., 3.50% due 1/23/2024	500,000	499,297
	Financial Services — 2.0%
[c]	Antares Holdings LP, 8.50% due 5/18/2025	750,000	762,330
[a]	Bank of America Corp., 0.976% (SOFR + 0.69%) due 4/22/2025	1,250,000	1,229,912
[a]	Citigroup, Inc., 6.069% (SOFR + 0.69%) due 10/30/2024	1,250,000	1,249,375
[a]	Goldman Sachs Group, Inc., 5.865% (SOFR + 0.49%) due 10/21/2024	1,000,000	998,040
[a]	JPMorgan Chase & Co., 0.768% (SOFR + 0.49%) due 8/9/2025	1,500,000	1,455,015
			9,389,549
	Food, Beverage & Tobacco — 2.2%
	Beverages — 0.2%
	Constellation Brands, Inc., 5.00% due 2/2/2026	700,000	699,881
	Food Products — 0.7%
[b,c]	Mondelez International Holdings Netherlands BV, 0.75% due 9/24/2024	2,100,000	2,023,560
	Tobacco — 1.3%
	Altria Group, Inc., 4.00% due 1/31/2024	593,000	591,992
	BAT Capital Corp., 3.222% due 8/15/2024	1,620,000	1,594,274
[b,c]	Imperial Brands Finance plc, 3.125% due 7/26/2024	1,456,000	1,432,282
			6,341,989
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.4%
[a]	Baxter International, Inc., 5.853% (SOFRINDX + 0.44%) due 11/29/2024	1,000,000	997,470
	Boston Scientific Corp., 3.45% due 3/1/2024	205,000	204,155
	Health Care Providers & Services — 0.5%
	Humana, Inc., 5.70% due 3/13/2026	1,500,000	1,501,185
			2,702,810
	Industrials — 0.7%
	Transportation Infrastructure — 0.7%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[c]	2.70% due 11/1/2024	1,000,000	972,730
[c]	3.90% due 2/1/2024	1,000,000	997,410
			1,970,140

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Insurance — 7.1%
	Insurance — 7.1%
[b]	Aon Global Ltd., 3.50% due 6/14/2024	$2,349,000	$ 2,325,745
[a,c]	Brighthouse Financial Global Funding, 6.127% (SOFR + 0.76%) due 4/12/2024	1,500,000	1,496,385
[c]	Equitable Financial Life Global Funding, 0.80% due 8/12/2024	969,000	939,843
[c]	F&G Global Funding, 0.90% due 9/20/2024	1,631,000	1,569,185
[c]	Fairfax U.S., Inc., 4.875% due 8/13/2024	850,000	850,000
[a,c]	Jackson National Life Global Funding, 6.586% (SOFR + 1.15%) due 6/28/2024	840,000	840,857
	Lincoln National Corp., 3.35% due 3/9/2025	1,250,000	1,218,288
[a,c]	Metropolitan Life Global Funding I, 5.682% (SOFR + 0.32%) due 1/7/2024	1,037,000	1,037,010
[c]	Metropolitan Life Insurance Co., 7.875% due 2/15/2024	1,350,000	1,352,740
[a,c]	Nationwide Mutual Insurance Co., 7.936% (SOFR + 2.29%) due 12/15/2024	1,375,000	1,375,137
[a,c]	Pacific Life Global Funding II, 6.236% (SOFRINDX + 0.80%) due 3/30/2025	235,000	235,179
[c]	Principal Life Global Funding II, 0.50% due 1/8/2024	1,500,000	1,498,860
[c]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	1,000,000	1,032,930
	Reliance Standard Life Global Funding II,
[c]	2.50% due 10/30/2024	1,000,000	972,610
[c]	5.243% due 2/2/2026	850,000	841,611
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	1,400,000	1,367,086
	Willis North America, Inc., 3.60% due 5/15/2024	1,500,000	1,485,465
			20,438,931
	Materials — 0.9%
	Construction Materials — 0.5%
	Vulcan Materials Co., 5.80% due 3/1/2026	1,251,000	1,251,788
	Containers & Packaging — 0.4%
	Amcor Flexibles North America, Inc., 4.00% due 5/17/2025	1,250,000	1,228,588
			2,480,376
	Media & Entertainment — 1.4%
	Media — 1.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50% due 2/1/2024	2,000,000	1,997,080
[c]	Cox Communications, Inc., 3.15% due 8/15/2024	2,000,000	1,964,680
			3,961,760
	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
	Biotechnology — 0.1%
	Amgen, Inc., 5.507% due 3/2/2026	250,000	250,113
	Pharmaceuticals — 0.4%
	Cigna Group, 5.685% due 3/15/2026	500,000	500,285
	McKesson Corp., 5.25% due 2/15/2026	686,000	686,144
			1,436,542
	Semiconductors & Semiconductor Equipment — 2.1%
	Semiconductors & Semiconductor Equipment — 2.1%
[b]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625% due 1/15/2024	1,455,000	1,453,734
	Microchip Technology, Inc., 0.972% due 2/15/2024	1,155,000	1,148,093
	Qorvo, Inc., 1.75% due 12/15/2024	1,250,000	1,198,650
[b,c]	Renesas Electronics Corp., 1.543% due 11/26/2024	1,500,000	1,443,060
[b,c]	SK Hynix, Inc., 1.00% due 1/19/2024	700,000	698,565
			5,942,102
	Software & Services — 2.3%
	Information Technology Services — 0.9%
[b]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	1,000,000	974,050
	Leidos, Inc., 3.625% due 5/15/2025	1,611,000	1,571,353
	Software — 1.4%
	Fidelity National Information Services, Inc., 0.60% due 3/1/2024	1,500,000	1,485,870
	VMware LLC, 1.00% due 8/15/2024	2,690,000	2,612,098
			6,643,371
	Technology Hardware & Equipment — 1.8%
	Electronic Equipment, Instruments & Components — 1.3%
	Arrow Electronics, Inc., 6.125% due 3/1/2026	900,000	901,278
	TD SYNNEX Corp., 1.25% due 8/9/2024	1,731,000	1,685,648

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Trimble, Inc., 4.75% due 12/1/2024	$1,250,000	$ 1,238,162
	Technology Hardware, Storage & Peripherals — 0.5%
	Hewlett Packard Enterprise Co., 5.90% due 10/1/2024	1,250,000	1,252,625
			5,077,713
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
[c]	due 3/19/2024	1,000,000	987,650
	0.90% due 3/25/2024	319,000	315,408
[b,c]	NTT Finance Corp., 4.142% due 7/26/2024	1,842,000	1,829,898
[b,c]	Videotron Ltd., 5.375% due 6/15/2024	502,000	500,123
	Wireless Telecommunication Services — 0.5%
	Sprint LLC, 7.625% due 2/15/2025	1,500,000	1,526,580
			5,159,659
	Transportation — 0.5%
	Air Freight & Logistics — 0.5%
	Ryder System, Inc.,
	2.50% due 9/1/2024	371,000	363,146
	3.65% due 3/18/2024	1,000,000	995,200
			1,358,346
	Utilities — 9.2%
	Electric Utilities — 9.2%
[c]	3M Co., due 3/8/2024	1,500,000	1,483,669
	Allegion U.S. Holding Co., Inc., 3.20% due 10/1/2024	1,463,000	1,432,965
	American Electric Power Co., Inc., 2.031% due 3/15/2024	2,500,000	2,477,800
	Arizona Public Service Co., 3.35% due 6/15/2024	1,979,000	1,953,055
	Avangrid, Inc., 3.15% due 12/1/2024	1,000,000	977,250
	Black Hills Corp., 1.037% due 8/23/2024	1,988,000	1,929,076
[a]	CenterPoint Energy, Inc., 6.046% (SOFRINDX + 0.65%) due 5/13/2024	795,000	795,072
	Cleveland Electric Illuminating Co., 5.50% due 8/15/2024	1,000,000	998,030
[a]	DTE Energy Co., 4.22% due 11/1/2024	907,000	895,427
[b,c]	Enel Finance International NV, 6.80% due 10/14/2025	1,000,000	1,025,520
	Eversource Energy, 4.20% due 6/27/2024	1,548,000	1,536,653
[c]	Jersey Central Power & Light Co., 4.70% due 4/1/2024	2,000,000	1,991,840
[b,c]	LVMH Moet Hennessy Louis Vuitton SE, due 3/21/2024	2,000,000	1,975,378
[a]	Mississippi Power Co., Series A, 5.736% (SOFR + 0.30%) due 6/28/2024	750,000	749,422
	NextEra Energy Capital Holdings, Inc.,
	4.255% due 9/1/2024	750,000	743,467
[a]	6.449% (SOFRINDX + 1.02%) due 3/21/2024	375,000	375,172
[c]	Niagara Mohawk Power Corp., 3.508% due 10/1/2024	1,750,000	1,717,065
	Oncor Electric Delivery Co. LLC, 2.75% due 6/1/2024	500,000	493,625
	Southern Co., Series 21-A, 0.60% due 2/26/2024	1,250,000	1,239,950
	Vistra Operations Co. LLC,
[c]	3.55% due 7/15/2024	500,000	492,440
[c]	4.875% due 5/13/2024	1,000,000	996,290
			26,279,166
	Total Corporate Bonds (Cost $135,237,756)		135,385,992
	Long-Term Municipal Bonds — 0.0%
	New Jersey Transportation Trust Fund Authority, ETM, Series B, 2.631% due 6/15/2024	25,000	24,671
	Total Long-Term Municipal Bonds (Cost $25,000)		24,671
	Short-Term Investments — 8.0%
	Mutual Fund — 8.0%
[d]	Thornburg Capital Management Fund	2,283,468	22,834,683
	Total Mutual Fund (Cost $22,834,683)		22,834,683
	Total Short-Term Investments (Cost $22,834,683)		22,834,683
	Total Investments — 99.5% (Cost $284,398,460)		$284,534,302

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
Other Assets Less Liabilities — 0.5%		1,475,386
Net Assets — 100.0%		$286,009,688

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $125,002,258, representing 43.71% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
ETM	Escrowed to Maturity
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$18,968,697	$65,967,941	$(62,101,955)	$-	$-	$22,834,683	$353,223